Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

NYSE

02025992

1-1117

RECD S.E.C.
MAY 2 1 2002
1086

PROCESSED
MAY 28 2002
THOMSON
FINANCIAL

May 21, 2002

Cert NYS

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, Toys "R" Us Inc., Equity Security Units. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on May 21, 2002. Tentative listing date – May 22, 2002.

Sincerely,

[signature]